OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
Schedule of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2019	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(2,288,756)	607,592	(1,681,164)
Derivatives instruments	310,969	(53,382)	257,587	—	—	—
Total	310,969	(53,382)	257,587	(2,288,756)	607,592	(1,681,164)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2018	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(2,979,844)	816,006	(2,163,838)
Total	—	—	—	(2,979,844)	816,006	(2,163,838)